The Company and Basis of Presentation - Narrative (Details) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 26, 2023 USD ($) shares	Jun. 22, 2023 $ / shares shares	Apr. 30, 2023 employee	Jun. 30, 2023	Sep. 30, 2023 USD ($) SEGMENT $ / shares	Dec. 31, 2022 USD ($) SEGMENT $ / shares	Dec. 31, 2021 USD ($) $ / shares
Company and Basis of Presentation [Line Items]
Number of operating segments | SEGMENT					1	1
Employee workforce, termination percentage			83.00%	83.00%
Preferred stock, par value (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001
Accumulated deficit | $					$ 701,234	$ 425,624	$ 341,809
Cash, cash equivalents, and marketable securities | $					$ 203,600
Number of employees retained | employee			10
Working capital | $						47,600
Cash, cash equivalents, marketable securities, and restricted cash | $						$ 57,300
Asset Acquisition
Company and Basis of Presentation [Line Items]
Fixed exchange ratio		0.54945%
Spyre Therapeutics, Inc.
Company and Basis of Presentation [Line Items]
Asset acquisition, stockholder payment period		3 years
Asset acquisition, cash payment, threshold period		1 year
Spyre 2023 Equity Incentive Plan | Asset Acquisition
Company and Basis of Presentation [Line Items]
Number of outstanding and unexercised stock options to purchase (in shares) | shares		2,734
Spyre 2023 Equity Incentive Plan | Spyre Therapeutics, Inc.
Company and Basis of Presentation [Line Items]
Number of outstanding and unexercised stock options to purchase (in shares) | shares		2,734
Series A Non Voting Convertible Preferred Stock
Company and Basis of Presentation [Line Items]
Conversion basis		40
Series A Non Voting Convertible Preferred Stock | Asset Acquisition
Company and Basis of Presentation [Line Items]
Number of shares transferred as equity interest in asset acquisition | shares		364,887
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.0001
Conversion basis		40
Series A Non Voting Convertible Preferred Stock | Spyre Therapeutics, Inc.
Company and Basis of Presentation [Line Items]
Number of shares transferred as equity interest in asset acquisition | shares		364,887
Private Placement | Series A Non Voting Convertible Preferred Stock
Company and Basis of Presentation [Line Items]
Number of shares sold in private placement | shares	721,452
Gross proceeds received in private placement | $	$ 210,000
Placement agent and other offering expenses in private placement | $	$ 12,700
Common Stock | Asset Acquisition
Company and Basis of Presentation [Line Items]
Number of shares transferred as equity interest in asset acquisition | shares		517,809